Other current and non-current assets	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Other current and non-current assets
8.	Other current and non-current assets
Other current assets consist of the following:

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Prepaid expenses	10,450	3,781
Value added tax receivables	1,031	915
Grant receivables	—	762
Other assets	2,357	950

Total	13,838	6,408

On May 27, 2022, Immatics US, Inc. entered into a Research collaboration and License agreement (the “Editas agreement”) with Editas Medicine, Inc. (“Editas”). The Editas agreement became effective on May 27, 2022. Pursuant to the Editas agreement, the Group paid upfront a one-time
and
non-refundable
fee related to the Groups access to a
non-exclusive
right to Editas CRISPR technology and intellectual property as well as for services provided by Editas. The Group will together with Editas combine gamma-delta T cell adoptive cell therapies and gene editing to develop medicines for the treatment of cancer. The Group determined to account for the upfront payment as prepaid research and development expenses. The prepaid expenses will be consumed over the term of the research and development activities.
Prepaid expenses include expenses for licenses and software of €7.4 million as of December 31, 2022 and €0.5 million as of December 31, 2021 and prepaid insurance expenses of €1.2 million as of December 31, 2022 and €1.3 million as of December 31, 2021. The Group accrued €0.4 million as of December 31, 2022 and €0.7 million as of December 31, 2021 of incremental cost for the successful arrangement of the BMS collaboration signed in 2019 and the Genmab collaboration agreement. Additionally, prepaid expenses include expenses for maintenance of €0.7 million as of December 31, 2022 and €0.8 million as of December 31, 2021. The remaining amount is mainly related to prepaid expenses for contract research organizations and prepaid rent.
Other assets include receivables from lease incentive, capital gains tax and prepaid deposit expenses.
Other
non-current
assets consist of the following:

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Prepaid expenses	1,906	636
Other assets	639	—

Total	2,545	636

Prepaid expenses include the
non-current
portion of prepayments for licensing agreements of €1.5 million, prepaid maintenance expenses of €0.3 million and accrued incremental cost of the BMS and Genmab collaboration agreement of €0.1 million as of December 31, 2022. Other assets include the non-current
portion for prepaid deposit expenses.